UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management
Address: 10000 Memorial Drive
         Suite 300
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   April 30, 2008

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 84
Form 13F Information Table Value Total: 312656

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agere 6.5% 12/15/09            Conv Bond        00845VAA8     3160  3125000 SH       SOLE                  3125000
Alaska Communications          Common Stock     01167P101     5583   456114 SH       SOLE                   456114
Allstate                       Common Stock     020002101     4448    92561 SH       SOLE                    92561
Alpine Global Premier Properti Common Stock     02083A103     6156   485894 SH       SOLE                   485894
Anadarko Petroleum             Common Stock     032511107     7195   114158 SH       SOLE                   114158
Analog Devices                 Common Stock     032654105     1054    35703 SH       SOLE                    35703
Arkansas Best                  Common Stock     040790107     4551   142847 SH       SOLE                   142847
Arlington Tanker Ltd           Common Stock     G04899103     6535   311187 SH       SOLE                   311187
ATMI Inc.                      Common Stock     00207R101     5030   180736 SH       SOLE                   180736
Avocent Corp                   Common Stock     053893103     4422   261686 SH       SOLE                   261686
Barrett Business Svcs          Common Stock     068463108     4078   238054 SH       SOLE                   238054
Benihana CL A                  Common Stock     082047200     1164   103272 SH       SOLE                   103272
Bottomline Technologies        Common Stock     101388106      762    60500 SH       SOLE                    60500
Capstead Mortgage              Common Stock     14067E506     4074   357350 SH       SOLE                   357350
Career Education               Common Stock     141665109     1439   113132 SH       SOLE                   113132
Cascade Microtech              Common Stock     147322101      739    92554 SH       SOLE                    92554
CBS Corp 'B'                   Common Stock     124857202     4668   211424 SH       SOLE                   211424
CEC Entertainment              Common Stock     125137109     4573   158350 SH       SOLE                   158350
Celgene                        Common Stock     151020104     5912    96459 SH       SOLE                    96459
Central Garden & Pet CL A      Common Stock     153527106     3745   843486 SH       SOLE                   843486
Charming Shoppes               Common Stock     161133103     2291   474414 SH       SOLE                   474414
Christopher & Banks            Common Stock     171046105     5742   574758 SH       SOLE                   574758
Collegiate Pac 5.75% Conv 12/1 Conv Bond        194589AB3     4889  5238000 SH       SOLE                  5238000
Dell Computer                  Common Stock     247025109     5174   259741 SH       SOLE                   259741
Digi International             Common Stock     253798102     2960   256460 SH       SOLE                   256460
Diodes                         Common Stock     254543101     4628   210736 SH       SOLE                   210736
Eagle Bulk Shipping            Common Stock     Y2187A101     5853   227201 SH       SOLE                   227201
Eaton Vance Ltd Duration       Common Stock     27828H105     5127   363862 SH       SOLE                   363862
Enbridge Energy Partners       Common Stock     29250R106     1044    21950 SH       SOLE                    21950
Enterprise Prd Prtners LP      Common Stock     293792107      982    33063 SH       SOLE                    33063
Exxon Mobil                    Common Stock     30231G102      948    11209 SH       SOLE                    11209
Felcor Lodging Pfd             Preferred Stock  31430F200     2436   123975 SH       SOLE                   123975
First Mercury Financial        Common Stock     320841109     3308   189995 SH       SOLE                   189995
Forest Laboratories            Common Stock     345838106     6094   152319 SH       SOLE                   152319
Global Payments                Common Stock     37940X102     5209   125931 SH       SOLE                   125931
GMX Resources                  Common Stock     38011M108     4249   121631 SH       SOLE                   121631
Haverty Furniture              Common Stock     419596101      617    57954 SH       SOLE                    57954
Heidrick & Struggles           Common Stock     422819102     5109   157052 SH       SOLE                   157052
Home Diagnostics               Common Stock     437080104     1092   156834 SH       SOLE                   156834
Intel                          Common Stock     458140100     5080   239857 SH       SOLE                   239857
International Rectifier        Common Stock     460254105     4015   186735 SH       SOLE                   186735
Intevac                        Common Stock     461148108     2914   225016 SH       SOLE                   225016
ISIS Pharmaceuticals           Common Stock     464330109     1486   105325 SH       SOLE                   105325
Lattice Semiconductor          Common Stock     518415104     4853  1708725 SH       SOLE                  1708725
Microchip Technology           Common Stock     595017104     5086   155400 SH       SOLE                   155400
Micron Technology              Common Stock     595112103     2456   411342 SH       SOLE                   411342
Monster Worldwide              Common Stock     611742107     4461   184253 SH       SOLE                   184253
NASDAQ Biotech Index Fund      Common Stock     464287556     5012    66136 SH       SOLE                    66136
Newport Corp                   Common Stock     651824104     5212   466636 SH       SOLE                   466636
Nighthawk Radiology            Common Stock     65411N105     4468   477324 SH       SOLE                   477324
Omnivision Technologies        Common Stock     682128103     4284   254696 SH       SOLE                   254696
Oplink Communications          Common Stock     68375Q106     5367   605018 SH       SOLE                   605018
Pacer International            Common Stock     69373H106     7189   437543 SH       SOLE                   437543
Paragon Shipping               Common Stock     69913R309     5596   369113 SH       SOLE                   369113
Patriot Capital Funding        Common Stock     70335Y104     5401   515875 SH       SOLE                   515875
Petsmart                       Common Stock     716768106     4685   229205 SH       SOLE                   229205
Pharmerica                     Common Stock     71744F104     3711   223969 SH       SOLE                   223969
Plains All Amern Pipeline LP   Common Stock     726503105     6408   134799 SH       SOLE                   134799
PowerShares Consumer Discr     Common Stock     73935X419      401    18298 SH       SOLE                    18298
PowerShares Healthcare         Common Stock     73935X351      632    24965 SH       SOLE                    24965
Precision Drilling             Common Stock     740215108     1718    74049 SH       SOLE                    74049
Radyne                         Common Stock     750611402      773    90745 SH       SOLE                    90745
Ship Finance Intl              Common Stock     G81075106     6271   238630 SH       SOLE                   238630
Standard Microsystems          Common Stock     853626109     4866   166761 SH       SOLE                   166761
Sterling Bancshares            Common Stock     858907108     5639   567341 SH       SOLE                   567341
Symmetry Medical               Common Stock     871546206      853    51392 SH       SOLE                    51392
Syneron Medical                Common Stock     M87245102     3566   245095 SH       SOLE                   245095
Synovus Financial              Common Stock     87161C105     3631   328339 SH       SOLE                   328339
Techwell                       Common Stock     87874D101      919    84752 SH       SOLE                    84752
Tellabs                        Common Stock     879664100     3843   705149 SH       SOLE                   705149
TEPPCO Partners LP             Common Stock     872384102      877    25418 SH       SOLE                    25418
Tesco Corp                     Common Stock     88157K101      777    32450 SH       SOLE                    32450
Texas Capital Bancshares       Common Stock     88224Q107     5570   329955 SH       SOLE                   329955
Transmontaigne Partners LP     Common Stock     89376V100      495    17450 SH       SOLE                    17450
Travelers                      Common Stock     792860108     4276    89354 SH       SOLE                    89354
Tuesday Morning                Common Stock     899035505     5425  1047388 SH       SOLE                  1047388
Ultra Petroleum                Common Stock     903914109     7166    92461 SH       SOLE                    92461
UnitedHealth                   Common Stock     91324P102     4953   144151 SH       SOLE                   144151
Universal Display              Common Stock     91347P105      859    59968 SH       SOLE                    59968
Vanguard Info Technology       Common Stock     92204A702      526    10343 SH       SOLE                    10343
Viacom Inc B                   Common Stock     92553P201     1398    35295 SH       SOLE                    35295
Vital Images Inc               Common Stock     92846N104     3522   237684 SH       SOLE                   237684
Volcom                         Common Stock     92864N101     7022   347432 SH       SOLE                   347432
Wabash Natl 3.25% 8/1/08       Conv Bond        929566AD9     1956  1993000 SH       SOLE                  1993000